Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Acquisitions [Abstract]
Schedule of Acquisitions
Acquisition	Acquisition date	Cash consideration ($thousands)
GHOPCO	April 5, 2021	$19,721
JACOS	September 17, 2021	346,733
December 31, 2021		$366,454

Schedule of Net Assets Acquired	The net assets acquired is based on the estimated fair value of the underlying assets and liabilities acquired as follows:
($ thousands)	GHOPCO Amount	JACOS Amount	Total
Net assets acquired:
PP&E	$159,000	$851,389	$1,010,389
Deferred tax asset	-	32,435	32,435
Cash and cash equivalents	2,507	4,412	6,919
Accounts receivable	188	56,671	56,859
Inventories	-	8,992	8,992
Other current assets	1,111	7,846	8,957
Accounts payable and accrued liabilities	(1,847)	(27,221)	(29,068)
Other current liabilities	-	(684)	(684)
Decommissioning liabilities	(217)	(1,740)	(1,957)
Deferred tax liability	(32,435)	-	(32,435)
Net assets acquired	128,307	932,100	1,060,407
Less: Gain on acquisitions	108,586	585,367	693,953
Total cash purchase consideration	$19,721	$346,733	$366,454